FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	$ (29)	$ (125)	$ (145)
Funding and debit valuation adjustments	(50)	(96)	(116)
Other valuation adjustments	(741)	(1,207)	(2,654)
of which: liquidity	(524)	(746)	(2,051)
of which: model uncertainty	$ (217)	$ (460)	$ (603)